Performance B.5. Other non-operating (expenses) income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Change in fair value of derivatives	$ (10)	$ 9	$ 2
Exchange gains (losses), net	71	(43)	31
Other and litigation costs	(104)	(85)	3
Total other non-operating (expenses) income, net	$ (43)	$ (119)	$ 36